Share Capital and Share Premium (Details Textual) - USD ($)				1 Months Ended
	Feb. 10, 2018	Jul. 10, 2017	Feb. 06, 2017	Jan. 20, 2017	Mar. 29, 2016	Dec. 31, 2019	Mar. 29, 2019	Mar. 25, 2019
Share Capital and Share Premium (Textual)
Prefered stock, share authorized						5,000,000
Prefered stock, par value						$ 0.0001
Common stock, share authorized						150,000,000
Common stock, par value						$ 0.0001
Common stock granted, and subsequently issued	285,000	215,000
Share based payment, amount					$ 429,000
Company granted and issued				57,600
Reverse stock split, description			1-15 reverse stock split
Registered shares granted								305,000
Shares issued for services							15,000
Executive officers and directors [Member]
Share Capital and Share Premium (Textual)
Common stock granted, and subsequently issued					1,100,000
Top of range [member]
Share Capital and Share Premium (Textual)
Common stock reduced (approximately)			26,517,329
Bottom of range [member]
Share Capital and Share Premium (Textual)
Common stock reduced (approximately)			1,767,821